Consolidated Statements of Shareholders' Equity (USD $) In Millions, except Share data, unless otherwise specified	Total USD ($)	Common Stock [Member]	Common Stock Including Additional Paid in Capital [Member] USD ($)	Retained Earnings [Member] USD ($)	Accumulated Other Comprehensive Loss [Member] USD ($)	Comprehensive Income [Member] USD ($)
Balance at beginning of period at Dec. 31, 2008	$ 8,186.4		$ 351.2	$ 9,716.5	$ (1,881.3)
Balance at beginning of period (in shares) at Dec. 31, 2008		456,300,000
Stockholders' Equity [Roll Forward]
Cumulative effect of adopting new accounting standard				53.7	(53.7)
Comprehensive income:
Net income	1,276.5			1,276.5		1,276.5
Other comprehensive income (loss) (Note 9):
Net unrealized gains on securities	619.0				619.0
Net foreign currency and derivative gains (losses)	34.0				34.0
Pension and OPEB plans	59.0				59.0
Other comprehensive (loss) income	712.0				712.0	712.0
Total comprehensive income						1,988.5
Common shares issued for benefit plans, including tax benefits	119.2		119.2
Common shares issued for benefit plans, including tax benefits (in shares)		3,400,000
Repurchases of common shares	(773.0)		(0.3)	(772.7)
Repurchases of common shares (in shares)	(28,900,000)	(28,900,000)
Dividends declared	(17.3)			(17.3)
Balance at end of period at Dec. 31, 2009	9,503.8		470.1	10,256.7	(1,223.0)
Balance at end of period (in shares) at Dec. 31, 2009		430,800,000
Comprehensive income:
Net income	1,766.8			1,766.8		1,766.8
Other comprehensive income (loss) (Note 9):
Net unrealized gains on securities	114.3				114.3
Net foreign currency and derivative gains (losses)	(52.6)				(52.6)
Pension and OPEB plans	(1.3)				(1.3)
Other comprehensive (loss) income	60.4				60.4	60.4
Total comprehensive income						1,827.2
Common shares issued for benefit plans, including tax benefits	181.9		181.9
Common shares issued for benefit plans, including tax benefits (in shares)		6,000,000
Repurchases of common shares	(1,606.0)		(0.5)	(1,605.5)
Repurchases of common shares (in shares)	(52,400,000)	(52,400,000)
Dividends declared	(16.1)			(16.1)
Balance at end of period at Dec. 31, 2010	9,890.8		651.5	10,401.9	(1,162.6)
Balance at end of period (in shares) at Dec. 31, 2010	384,400,000	384,400,000
Comprehensive income:
Net income	1,985.7			1,985.7		1,985.7
Other comprehensive income (loss) (Note 9):
Net unrealized gains on securities	203.1				203.1
Net foreign currency and derivative gains (losses)	(6.4)				(6.4)
Pension and OPEB plans	(223.3)				(223.3)
Other comprehensive (loss) income	(26.6)				(26.6)	(26.6)
Total comprehensive income						1,959.1
Common shares issued for benefit plans, including tax benefits	311.7		311.7
Common shares issued for benefit plans, including tax benefits (in shares)		10,400,000
Repurchases of common shares	(1,813.0)		(0.4)	(1,812.6)
Repurchases of common shares (in shares)	(45,100,000)	(45,100,000)
Dividends declared	(228.4)			(228.4)
Balance at end of period at Dec. 31, 2011	$ 10,120.2		$ 962.8	$ 10,346.6	$ (1,189.2)
Balance at end of period (in shares) at Dec. 31, 2011	349,700,000	349,700,000